Warranty Reserve (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Warranty Reserve [Abstract]
Schedule of Changes in Warranty Accrual

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2014	2013	2014	2013
Accrued warranty reserve, beginning of period	$1,546	$845	$1,150	$679
Warranty reserves assumed in business combinations	200	—	341	—
Warranty expense provisions	715	195	1,354	582
Payments	(347)	(204)	(731)	(425)
Accrued warranty reserve, end of period	$2,114	$836	$2,114	$836

	Year Ended December 31,
	2013	2012
Beginning balance	$679	$474
Warranty expense provisions	1,112	630
Payments	(641)	(425)
Ending balance	$1,150	$679